UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS Treasury Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 85.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
2.253% *, 1/10/2019	25,000,000	24,986,113
2.316% *, 1/31/2019	15,000,000	14,971,441
2.322% *, 3/21/2019	25,000,000	24,872,579
2.342% *, 3/14/2019	27,500,000	27,372,950
2.368% *, 3/21/2019	2,525,000	2,512,223
2.373% *, 3/21/2019	25,000,000	24,873,250
2.393% *, 1/29/2019	50,000,000	49,908,222
2.408% *, 1/22/2019	50,000,000	49,930,729
2.423% *, 4/4/2019	75,000,000	74,536,937
2.43% *, 4/25/2019	50,000,000	49,620,554
2.436% *, 4/18/2019	65,000,000	64,535,754
2.514% *, 6/13/2019	35,000,000	34,606,989
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.048%, 2.478% **, 10/31/2019	50,000,000	50,038,581
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.5% **, 4/30/2019	190,000,000	190,078,258
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.57% **, 1/31/2019	250,000,000	250,045,975
U.S. Treasury Note, 2.75%, 2/15/2019	60,000,000	60,020,103
Total Government & Agency Obligations (Cost $992,910,658)		992,910,658
Repurchase Agreement 14.5%
Wells Fargo Bank, 2.95%, dated 12/31/2018, to be repurchased at $169,278,738 on 1/2/2019 (a) (Cost $169,251,000)	169,251,000	169,251,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,162,161,658)	99.7	1,162,161,658
Other Assets and Liabilities, Net	0.3	3,056,609
Net Assets	100.0	1,165,218,267

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of December 31, 2018.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,733,841	U.S. Treasury Bond	1.625-8.75	8/15/2020-11/15/2026	13,757,417
11,783,390	U.S. Treasury Inflation-Indexed Bond	0.125-1.25	7/15/2020-7/15/2025	12,798,101
146,142,890	U.S. Treasury Note	1.125-3.0	1/31/2019-10/31/2025	146,080,511
Total Collateral Value				172,636,029

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (b)	$—	$992,910,658	$—	$992,910,658
Repurchase Agreement	—	169,251,000	—	169,251,000
Total	$—	$1,162,161,658	$—	$1,162,161,658

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019